Discontinued Operations And Other Disposition (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Discontinued Operations And Other Disposition [Abstract]
Property, plant and equipment, at cost	$ 37,303
Less: accumulated depreciation	8,378
Net property, plant and equipment	28,925
Current assets	1,362
Regulatory assets	460
Assets of discontinued operations held for sale	30,747
Current liabilities	16,212
Deferred income taxes and investment tax credits	1,308
Contributions in aid of construction	10,935
Other liabilities	1,194
Liabilities of discontinued operations held for sale	29,649
Net (liabilities) assets	$ 1,098